VIA EDGAR

August 17, 2005

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	AllianceBernstein Ovation Advantage Variable Annuity
FS Variable Annuity Account Nine
First SunAmerica Life Insurance Company
File Nos. 333-118225 and 811-21230

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information for FS Variable Annuity Account Nine (the “Separate Account”) contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to the Separate Account’s registration statement on Form N-4 filed with the Securities and Exchange Commission on August 12, 2005 via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,

/s/ Sarah Baldwin
Sarah Baldwin
Staff Counsel